Technology platform-based income - Summary of Retail Credit Facilitation Service Fees (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	¥ 8,066,367	¥ 15,134,217	¥ 28,621,121
Goods or services transferred at point in time [member]
Disclosure of retail credit facilitation service fees [line items]
Referral income from platform service	13,759	425,932	1,146,925
Loan facilitation service [member] | Goods or services transferred at point in time [member]
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	1,571,966	978,958	3,446,163
Post origination service [member] | Goods or services transferred over time [member]
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	¥ 6,480,642	¥ 13,729,327	¥ 24,028,033